Schedule of General and Administrative Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 53,669	₪ 42,610	₪ 36,082
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	8,053	10,329	10,960
Consulting and professional expenses [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	9,599	8,555	7,759
Directors fees [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	289	431	821
Insurance [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	1,640	1,749	2,147
Rent and maintenance [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	5,796	5,958	5,997
Provision for doubtful debts [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	16,878	4,363	(20)
Fees [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	627	680	302
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	8,666	7,871	4,224
Other [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 2,121	₪ 2,674	₪ 3,892